3. Furniture and Equipment (Tables) - Quarterly	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
Property and Equipment
	2013	2012
Office Equipment	$ 12,984	$ 12,984
Furniture and Fixtures	6,013	-
Total	18,997	12,984
Less: Accumulated Depreciation	(12,952)	(12,689)
Property and Equipment - net	6,046	295

	2014	2013

Office Equipment	$136,445	$12,984
Furniture and Fixtures	13,854	6,013
Total	150,299	18,997
Less: Accumulated Depreciation	(16,015)	(12,951)
Property and Equipment - net	$134,284	$6,046